PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid expenses and other current assets consist) (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Prepaid Expense, Current [Abstract]
Receivable from the Dutch authorities	[1]	$ 7,287	$ 1,682
Receivable from the German authorities	[2]	1,868
Other		3,945	3,101
Prepaid expenses and other current assets		$ 13,100	$ 4,783

[1]	In the Netherlands, certain payments are being done by the customers directly into restricted bank accounts that can be used only in order to make certain payments to the local authorities. From time to time, the Company can request from the tax authorities to transfer certain amounts from those restricted accounts into the regular operating bank accounts of the Company, however, the money has to be transferred first to the tax authorities. Once the transaction is being approved by them, they make the transfer to the regular operating bank account.
[2]	As part of the COVID 19 the German authorities support employees, in certain circumstances, by paying them up to sixty percent of their monthly salary (on individual basis). Payment is being done by the Company to the employees and the German government pay the amount back to the Company.